Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified				11 Months Ended	12 Months Ended
	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Dec. 29, 2013 Successor [Member]	Apr. 28, 2013 Predecessor [Member]	Apr. 29, 2012 Predecessor [Member]
Current Assets:
Allowance for trade receivables	$ 684	$ 7,957	$ 10,680
Allowance for other receivables	$ 98	$ 360	$ 607
Capital Stock:
Cumulative preferred stock, dividend per share				$ 1.70	$ 1.70	$ 1.70
Cumulative preferred stock, par value				$ 10.00	$ 10.00	$ 10.00
Common stock, shares issued				100	431,096	431,096
Common stock, par value				$ 0.00	$ 0.25	$ 0.25
Equity (Less):
Treasury stock, shares				0	109,831	110,870